Related Party Transactions (Details) (USD $)	1 Months Ended			1 Months Ended	12 Months Ended		12 Months Ended					1 Months Ended	12 Months Ended
	Nov. 30, 2011 Y	Dec. 31, 2011	Dec. 31, 2010	Nov. 30, 2011 Japanese Equipment Manufacturer Y	Dec. 31, 2011 Japanese Equipment Manufacturer	Nov. 18, 2011 Japanese Equipment Manufacturer	Dec. 31, 2011 Co-Venturer: Chinese Automaker	Dec. 31, 2010 Co-Venturer: Chinese Automaker	Dec. 31, 2009 Co-Venturer: Chinese Automaker Agreement	Dec. 31, 2011 Cost Method Investment Company: Automaker	Dec. 31, 2010 Cost Method Investment Company: Automaker	Jul. 31, 2010 Equity Method Investment Company: Joint Venture	Dec. 31, 2011 Equity Method Investment Company: Joint Venture	Dec. 31, 2010 Equity Method Investment Company: Joint Venture
Related party transactions
Amount of equity investment made under the Stock Purchase Agreement		$ 134,000	$ 105,000			$ 25,000,000
Initial term of license (in years)	10			10
One-time non-refundable license fee				7,500,000
Development agreements									2
Revenue earned from related party					2,800,000		400,000	2,200,000	100,000	41,000,000	1,700,000
Deferred revenue from related party					7,500,000			500,000
Balance due from the Chinese Automaker, included within accounts receivable		1,500,000	500,000		1,600,000		100,000	1,900,000		3,700,000	600,000
Technology license fee payment received												1,000,000
Technology license fee deferred revenue													1,000,000	1,000,000
Service agreement and initial sample shipments revenue													4,400,000	200,000
Deferred service and product revenue										$ 3,700,000	$ 400,000		$ 0	$ 200,000